NOTE 12 - LINE OF CREDIT	6 Months Ended
Jun. 30, 2012
Short-term Debt [Text Block]
NOTE 12 – LINE OF CREDIT

During the six months ended June 30, 2012, the Company entered into a $5,000,000 revolving accounts receivable based line of credit with a finance company.  The line of credit is for a two year period with one year automatic renewals.  As of June 30, 2012, the Company had drawn $680,000 against the line of credit, and $70,000 remained outstanding.  Subsequent to June 30, 2012, the Company all amounts were repaid and no additional advances were made.